INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Participation percentages, carrying amounts and components of non-consolidated investees
At December 31, 2018 and 2017, we have the following participation in investments that are recorded using the equity method:

	2018	2017
Golar Partners (1)	32.0%	31.8%
Egyptian Company for Gas Services S.A.E ("ECGS")	50%	50%
Golar Power	50%	50%
OneLNG	51%	51%
The Cool Pool Limited ("Pool Manager") (2)	50%	33%
Avenir LNG Limited ("Avenir")	22.5%	—

(1) As of December 31, 2018, we held a 32.0% (2017: 31.8%) ownership interest in Golar Partners (including our 2% general partner interest) and 100% of the IDRs.
(2) The Pool Manager is a Marshall Islands service company that was established in September 2015 to facilitate the joint operations under the Cool Pool. Following the exit of one participant from the pool in June 2018, our participation increased to50%.

The carrying amounts of our investments in our equity method investments as at December 31, 2018 and 2017 are as follows:

(in thousands of $)	2018	2017
Golar Partners	271,160	467,097
Golar Power	266,151	228,696
OneLNG	—	2,047
Avenir	28,710	—
Others (1)	5,761	5,385
Equity in net assets of affiliates	571,782	703,225

[1] Others largely relate to our investment in ECGS amounting to $5.3 million and $5.4 million as at December 31, 2018 and 2017, respectively.

The components of equity in net assets of non-consolidated affiliates are as follows:

(in thousands of $)	2018	2017
Cost	981,196	877,810
Dividends	(336,286)	(287,263)
Equity in net earnings of affiliates	95,458	107,553
Impairment of investment in affiliate	(149,389)	—
Share of other comprehensive income of affiliates	(19,197)	5,125
Equity in net assets of affiliates	571,782	703,225

Summarized financial information of affiliated undertakings
Summarized financial information of the affiliated undertakings shown on a 100% basis are as follows:

(in thousands of $)	December 31, 2018						December 31, 2017
	ECGS	Golar Partners	Pool Manager	Golar Power	OneLNG	Avenir	ECGS	Golar Partners	Pool Manager	Golar Power	OneLNG
Balance Sheet
Current assets	22,955	164,529	98,448	79,029	4,884	78,591	37,476	311,496	40,661	61,374	14,955
Non-current assets	244	2,076,288	—	955,100	—	20,840	333	2,115,875	—	713,646	—
Current liabilities	11,510	323,508	98,448	285,447	8,741	1,760	25,836	180,087	40,661	60,033	10,941
Non-current liabilities	1,203	1,157,792	—	149,114	—	—	1,203	1,399,683	—	174,656	—
Non-controlling interests	—	79,902	—	1,541	—	—	—	76,544	—	—	—

Statement of Operations
Revenue	30,596	346,650	346,170	78,732	7	487	44,052	433,102	159,460	7,354	—
Net income (loss)	207	76,548	—	(10,202)	(6,646)	(975)	1,047	144,848	—	(7,899)	(14,883)